Commitments and Contingencies - Additional Information (Detail) € in Millions, $ in Millions			3 Months Ended				6 Months Ended
	Jul. 19, 2016 USD ($)	Jul. 19, 2016 EUR (€)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Jun. 30, 2017 USD ($) site	Jun. 30, 2016 USD ($)	Jun. 30, 2017 EUR (€)	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Number of non owned sites							65
Number of national priority list							15
Number of sites not named as a potentially responsible party (PRP) the company's liability has been resolved or has been deemed de minimis							59
Incurred and claims to be resolved over extended period of time							30 years
Environmental reserves | $							$ 35			$ 35
Non-tax deductible charge			$ 49		$ 502	€ 450		$ 551
Guarantees at carrying value | $							362			$ 291
Fiat Chrysler Automobiles N.V.
Loss Contingencies [Line Items]
Other contingencies							$ 227		€ 199
Iveco S.p.A [Member]
Loss Contingencies [Line Items]
Non-tax deductible charge			$ 49	€ 45
Payment of exceptional non-tax deductible charge	$ 543	€ 495
Litigation settlement payment term							The fine was paid by the Company on October 20, 2016.